Investment Portfolio - September 30, 2025

(unaudited)

CALLODINE EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS - 99.5%

Communication Services - 4.0%
Interactive Media & Services - 4.0%
Match Group, Inc.	237,287	$8,380,977
Consumer Discretionary - 15.2%
Diversified Consumer Services - 2.8%
Perdoceo Education Corp.	156,621	5,898,347
Hotels, Restaurants & Leisure - 3.5%
Jack in the Box, Inc.	374,666	7,407,146
Multiline Retail - 2.8%
Target Corp.	65,000	5,830,500
Textiles, Apparel & Luxury Goods - 6.1%
Wolverine World Wide, Inc.	462,577	12,693,113
Total Consumer Discretionary		31,829,106
Consumer Staples - 8.5%
Consumer Staples Distribution & Retail - 0.1%
Walgreens Boots Alliance, Inc.*,1	384,320	203,690
Household Products - 6.9%
Spectrum Brands Holdings, Inc.	275,000	14,445,750
Tobacco - 1.5%
British American Tobacco plc - ADR (United Kingdom)	60,000	3,184,800
Total Consumer Staples		17,834,240
Energy - 18.5%
Energy Equipment & Services - 3.6%
Liberty Energy, Inc.	599,900	7,402,766
Oil, Gas & Consumable Fuels - 14.9%
Energy Transfer LP	900,000	15,444,000
Genesis Energy LP	470,287	7,858,496
Plains All American Pipeline LP	150,000	2,559,000
Shell plc - ADR	75,000	5,364,750
		31,226,246
Total Energy		38,629,012
Financials - 16.4%
Banks - 1.3%
M&T Bank Corp.	13,854	2,737,827
Capital Markets - 4.8%
Blue Owl Capital, Inc.	600,000	10,158,000
Consumer Finance - 3.6%
Capital One Financial Corp.	35,381	7,521,293
Financial Services - 6.7%
Equitable Holdings, Inc.	170,000	8,632,600
Global Payments, Inc.	63,907	5,309,394
		13,941,994
Total Financials		34,359,114

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care - 19.0%
Health Care Equipment & Supplies - 4.1%
Baxter International, Inc.	375,000	$8,538,750
Health Care Providers & Services - 1.5%
CVS Health Corp.	43,018	3,243,127
Pharmaceuticals - 13.4%
GSK plc - ADR	215,000	9,279,400
Sanofi S.A. - ADR	196,003	9,251,342
Viatris, Inc.	960,000	9,504,000
		28,034,742
Total Health Care		39,816,619
Industrials - 3.2%
Building Products - 1.4%
Owens Corning	20,000	2,829,200
Professional Services - 1.8%
SS&C Technologies Holdings, Inc.	43,615	3,871,267
Total Industrials		6,700,467
Materials - 2.7%
Containers & Packaging - 2.7%
Graphic Packaging Holding Co.	35,000	684,950
Sealed Air Corp.	138,161	4,883,991
Total Materials		5,568,941
Real Estate - 7.0%
Retail REITs - 3.5%
Realty Income Corp.	120,000	7,294,800
Specialized REITs - 3.5%
Four Corners Property Trust, Inc.	300,000	7,320,000
Total Real Estate		14,614,800
Utilities - 5.0%
Gas Utilities - 1.5%
UGI Corp.	94,116	3,130,298
Multi-Utilities - 3.5%
Algonquin Power & Utilities Corp. (Canada)	1,375,000	7,383,750
Total Utilities		10,514,048
TOTAL COMMON STOCKS
(Identified Cost $210,039,600)		208,247,324

SHORT-TERM INVESTMENT - 0.4%

Dreyfus Government Cash Management, Institutional Shares, 4.04%[2]
(Identified Cost $888,197)	888,197	888,197
TOTAL INVESTMENTS - 99.9%
(Identified Cost $210,927,797)		209,135,521
OTHER ASSETS, LESS LIABILITIES - 0.1%		192,884
NET ASSETS - 100%		$209,328,405

Investment Portfolio - September 30, 2025

(unaudited)

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

*Non-income producing security.

1Security has been valued using significant unobservable inputs.

2Rate shown is the current yield as of September 30, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$8,380,977	$8,380,977	$—	$—
Consumer Discretionary	31,829,106	31,829,106	—	—
Consumer Staples	17,834,240	17,630,550	—	203,690
Energy	38,629,012	38,629,012	—	—
Financials	34,359,114	34,359,114	—	—
Health Care	39,816,619	39,816,619	—	—
Industrials	6,700,467	6,700,467	—	—
Materials	5,568,941	5,568,941	—	—
Real Estate	14,614,800	14,614,800	—	—
Utilities	10,514,048	10,514,048	—	—
Short-Term Investment	888,197	888,197	—	—
Total assets	$209,135,521	$208,931,831	$—	$203,690

There were no Level 3 securities held by the Series as of December 31, 2024.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2